FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Credit risk and management assessment (Details) - Credit risk and management assessment [member] ¥ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) times	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amounts of other receivables included in other current assets | ¥	¥ 6,631
Times of reviewing limits and scoring attributed to counterparties per year | times	2
The Group's largest third-party customer [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of trade receivables, benchmark to measure concentration of credit risk	6.62%	1.89%
The five largest third-party customers [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of trade receivables, benchmark to measure concentration of credit risk	10.27%	5.83%